Intangible Assets, Net (Details) - Schedule of Intangible Assets - USD ($)		Sep. 30, 2023	Sep. 30, 2022
Intangible Assets, Net (Details) - Schedule of Intangible Assets [Line Items]
Total Intangible assets		$ 4,911,521	$ 431,894
Less: Accumulated depreciation		(225,293)	(33,100)
Intangible assets, net		4,686,228	398,794
University relationship [Member]
Intangible Assets, Net (Details) - Schedule of Intangible Assets [Line Items]
Total Intangible assets		377,587	377,587
Education license/certificate [Member]
Intangible Assets, Net (Details) - Schedule of Intangible Assets [Line Items]
Total Intangible assets		28,240	28,240
In-process course curriculum [Member]
Intangible Assets, Net (Details) - Schedule of Intangible Assets [Line Items]
Total Intangible assets		26,067	26,067
Accreditations and licensing [Member]
Intangible Assets, Net (Details) - Schedule of Intangible Assets [Line Items]
Total Intangible assets	[1]	2,202,793
Accredited curriculum [Member]
Intangible Assets, Net (Details) - Schedule of Intangible Assets [Line Items]
Total Intangible assets		1,670,461
Articulation agreement [Member]
Intangible Assets, Net (Details) - Schedule of Intangible Assets [Line Items]
Total Intangible assets		53,793
Brand related assets [Member]
Intangible Assets, Net (Details) - Schedule of Intangible Assets [Line Items]
Total Intangible assets	[1]	$ 552,580

[1]	(Indefinite-lived assets, not subject to amortization)